Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Nov. 03, 2018	Oct. 28, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 62,954	$ (16,407)	$ 50,301	$ 44,224	$ 24,104
Adjustments to reconcile net income to net cash provided by operating activities:
Charges for discontinued operations	590	523	2,766	802	913
Depreciation and amortization	122,434	123,404	164,061	178,325	177,483
Amortization of debt issuance costs and accretion of original issue discount	5,233	6,347	8,463	17,091	16,848
Debt extinguishment and refinancing charges	23,602	9,788
Write-off of debt issuance costs			9,788
Impairment charge for asset held for sale	3,962
Other non cash items, net	18,714	(1,334)	3,892	32	(4,534)
Stock-based compensation expense	54,746	7,649	9,102	11,828	2,265
Deferred income tax provision	(2,729)	(15,758)	(35,623)	(23,530)	(21,428)
Increase (decrease) in cash due to changes in:
Accounts receivable	11,233	(13,527)	(24,507)	26,533	(2,253)
Merchandise inventories	(225,972)	(151,718)	12,706	30,010	(23,660)
Prepaid expenses and other current assets	3,793	(1,429)	(47,867)	16,184	(967)
Other assets	703	69	967	2,034	(598)
Accounts payable	231,687	182,646	36,081	(29,277)	12,454
Change in book overdrafts	(29,057)	(14,604)	7,523	(42,781)	(20,077)
Accrued expenses	9,355	(14,480)	23,241	49,441	12,086
Accrued income taxes	(33,773)	(3,810)	(12,651)	6,343	(13,121)
Closed store obligations	(1,802)	(1,737)	(2,354)	(1,942)	(2,033)
Other noncurrent liabilities	(4,780)	4,737	4,196	12,111	1,879
Net cash provided by operating activities	250,893	100,359	210,085	297,428	159,361
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property and equipment, net of disposals	(103,340)	(86,122)	(137,466)	(114,756)	(112,363)
Net cash used in investing activities	(103,340)	(86,122)	(137,466)	(114,756)	(112,363)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long term debt		547,544	547,544
Payments on long term debt	(32,323)	(9,625)	(14,437)	(65,161)	(16,760)
Paydown of First Lien Term Loan and extinguishment of Second Lien Term Loan	(975,633)
Proceeds from ABL facility	1,302,000	1,276,182	1,645,000	1,166,000	1,841,456
Payments on ABL facility	(1,095,000)	(1,069,182)	(1,483,000)	(1,287,000)	(1,871,456)
Debt issuance costs paid	(982)	(24,635)	(24,635)	(754)
Dividends paid		(735,492)	(735,518)	(25)	(25)
Capital lease and financing obligations payments	(530)	(489)	(657)	(535)	(553)
Net cash received (paid) from stock option exercises	(15,277)	741	858	377	1,175
Acquisition of treasury stock	(19,109)		(1,969)	(1,427)	(950)
Proceeds from Initial Public Offering, net of underwriters' discount and commission	690,970
Payment of Initial Public Offering costs	(5,081)
Other financing activities	(40)	500	(2,815)	407	877
Net cash used in financing activities	(151,005)	(14,456)	(69,629)	(188,118)	(46,236)
Net decrease in cash and cash equivalents	(3,452)	(219)	2,990	(5,446)	762
Cash and cash equivalents at beginning of period	34,954	31,964	31,964	37,410	36,648
Cash and cash equivalents at end of period	31,502	31,745	34,954	31,964	37,410
Supplemental cash flow information:
Interest paid, net of capitalized interest	127,253	122,263	152,178	126,919	132,800
Income taxes paid	14,992	12,438	14,820	45,746	44,720
Noncash financing and investing activities:
Conversion of contingently redeemable common stock into common stock	13,202
Property additions included in accrued expenses	$ 13,070	$ 22,094	$ 19,405	16,915	$ 19,571
Property acquired through financing obligations				$ 6,500